YCG Enhanced Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Automobiles - 1.8%
Ferrari NV	22,928	$10,651,661

Beverages - 0.9%
PepsiCo., Inc.	35,114	5,388,946

Broadline Retail - 4.5%
Amazon.com, Inc. (a)	126,630	26,881,016

Capital Markets - 15.8%
CME Group, Inc.	50,660	12,855,988
Moody's Corp.	74,848	37,718,901
MSCI, Inc.	41,877	24,728,787
S&P Global, Inc.	34,240	18,275,258
		93,578,934

Commercial Services & Supplies - 12.8%
Copart, Inc. (a)	482,780	26,456,344
Republic Services, Inc.	102,584	24,314,459
Waste Management, Inc.	106,169	24,714,020
		75,484,823

Financial Services - 8.7%
MasterCard, Inc. - Class A	68,896	39,705,454
Visa, Inc. - Class A	31,725	11,506,975
		51,212,429

Ground Transportation - 5.1%
Canadian National Railway Co. (b)	145,592	14,757,205
Canadian Pacific Kansas City Ltd. (b)	200,115	15,592,961
		30,350,166

Household Products - 2.5%
Colgate-Palmolive Co.	82,613	7,531,827
The Procter & Gamble Co. (c)	42,509	7,389,765
		14,921,592

Insurance - 9.4%
Aon PLC - Class A (c)	61,134	25,011,142
Marsh & McLennan Cos, Inc.	98,033	23,316,169
The Progressive Corp.	26,092	7,357,944
		55,685,255

Interactive Media & Services - 2.5%
Alphabet, Inc. - Class C	85,230	14,678,311

Personal Care Products - 1.3%
L'Oreal SA	2,366	866,397
L'Oreal SA - Loyalty Shares (e)	17,805	6,519,948
		7,386,345

Professional Services - 4.3%
Verisk Analytics, Inc.	85,668	25,435,686

Real Estate Management & Development - 4.7%
CBRE Group, Inc. - Class A (a)	86,934	12,339,412
CoStar Group, Inc. (a)	203,109	15,487,061
		27,826,473

Software - 13.6%
Adobe, Inc. (a)	15,675	6,874,428
Fair Isaac Corp. (a)(b)	9,875	18,627,706
Intuit, Inc. (b)	26,583	16,317,709
Microsoft Corp.	96,885	38,462,376
		80,282,219

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	81,107	19,614,917

Textiles, Apparel & Luxury Goods - 6.9%
Hermes International	11,359	32,250,939
LVMH Moet Hennessy Louis Vuitton SE	11,939	8,606,325
		40,857,264
TOTAL COMMON STOCKS (Cost $284,929,337)		580,236,037

SHORT-TERM INVESTMENTS - 1.1%		Value
U.S. Treasury Bills - 1.1%	Par
4.37%, 03/20/2025 (d)	11,000	10,975
4.28%, 03/27/2025 (d)	11,000	10,967
4.25%, 04/03/2025 (d)	12,000	11,954
4.41%, 04/24/2025 (d)	4,000	3,974
4.30%, 05/01/2025 (d)	31,000	30,785
4.36%, 05/08/2025 (d)	999,000	991,294
4.38%, 05/22/2025 (d)	2,861,000	2,834,333
4.33%, 05/29/2025 (d)	24,000	23,757
4.18%, 06/20/2025 (d)	290,000	286,325
4.17%, 06/26/2025 (d)	35,000	34,533
4.18%, 07/17/2025 (d)	54,000	53,148
4.16%, 07/24/2025 (d)	1,025,000	1,008,066
4.21%, 07/31/2025 (d)	213,000	209,304
4.17%, 08/07/2025 (d)	627,000	615,628
4.24%, 08/14/2025 (d)	191,000	187,391
4.22%, 08/21/2025 (d)	20,000	19,606
4.19%, 08/28/2025 (d)	77,000	75,422
TOTAL SHORT-TERM INVESTMENTS (Cost $6,405,904)		6,407,462

TOTAL INVESTMENTS - 99.2% (Cost $291,335,241)		586,643,499
Other Assets in Excess of Liabilities - 0.8%		4,928,320
TOTAL NET ASSETS - 100.0%		$591,571,819
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $15,176,618.
(d)	The rate shown is the annualized effective yield as of February 28, 2025.
(e)	Loyalty shares are valued the same as Registered shares. Loyalty shares may take longer to settle when traded.

YCG Enhanced Fund
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Put Options - (0.1)% (a)(b)
Canadian National Railway Co., Expiration: 04/17/2025; Exercise Price: $105.00	$(598,024)	(59)	$(32,155)
Canadian Pacific Kansas City Ltd., Expiration: 03/21/2025; Exercise Price: $75.00	(537,648)	(69)	(5,865)
Fair Isaac Corp.		–	$–
Expiration: 04/17/2025; Exercise Price: $1,920.00	(3,395,430)	(18)	(198,900)
Expiration: 04/17/2025; Exercise Price: $1,890.00	(943,175)	(5)	(47,600)
Expiration: 04/17/2025; Exercise Price: $2,040.00	(1,320,445)	(7)	(129,745)
Expiration: 04/17/2025; Exercise Price: $1,900.00	(2,829,525)	(15)	(150,075)
Expiration: 04/17/2025; Exercise Price: $1,940.00	(377,270)	(2)	(24,360)
Intuit, Inc., Expiration: 04/17/2025; Exercise Price: $610.00	(1,104,912)	(18)	(45,360)
Total Put Options			(634,060)
TOTAL WRITTEN OPTIONS (Premiums received $661,175)			$(634,060)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

YCG Enhanced Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$573,716,089	$6,519,948	$–	$580,236,037
U.S. Treasury Bills	–	6,407,462	–	6,407,462
Total Investments	$573,716,089	$12,927,410	$–	$586,643,499

Liabilities:
Investments:
Written Options	$(51,225)	$(582,835)	$–	$(634,060)
Total Investments	$(51,225)	$(582,835)	$–	$(634,060)

Refer to the Schedule of Investments for further disaggregation of investment categories.